Capital Stock (Detail Textuals 2) - Apicore - Crown Capital Fund IV LP term loan	1 Months Ended
	Nov. 17, 2016 CAD ($) $ / shares	Dec. 01, 2016 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of warrants issued to lenders | shares		900,000
Maturity period of term loans	48 months
Warrant exercise price issued to lenders | $ / shares	$ 6.50
Fair value assigned to warrants issued	$ 2,066
Pro rata share of financing costs	$ 117